Property, furniture and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Movement of Property, Furniture and Equipment
8.
Property, furniture and equipment, net
(a)
The movement of property, furniture and equipment and depreciation for the years ended December 31, 2025, 2024 and 2023, is as follows:

						Right-of-use assets
Description	Land	Buildings, facilities and leasehold improvements	Furniture and equipment	Vehicles	Assets and work-in- progress	Buildings and facilities	Furniture and equipment	Total 2025	Total 2024	Total 2023
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	111,594	617,276	919,197	1,548	36,340	371,986	15,797	2,073,738	1,992,426	1,864,977
Additions (d)	116,909	14,576	125,796	—	44,154	48,851	906	351,192	210,579	183,546
Transfers	—	19,871	8,404	—	(28,275)	—	—	—	—	—
Transfer (to) from investment property, Note 3.4(n)	1,291	3,433	—	—	—	—	—	4,724	—	12,193
Disposals, write-offs, sales and others (e)	(880)	(6,176)	(33,621)	(248)	(563)	(22,492)	(341)	(64,321)	(129,267)	(68,290)
Balance as of December 31	228,914	648,980	1,019,776	1,300	51,656	398,345	16,362	2,365,333	2,073,738	1,992,426
Depreciation
Balance as of January 1	—	(329,538)	(680,946)	(978)	—	(232,123)	(15,721)	(1,259,306)	(1,187,594)	(1,073,545)
Depreciation of the year	—	(20,828)	(121,589)	(189)	—	(46,865)	(348)	(189,819)	(158,756)	(156,023)
Transfer to (from) investment property, Note 3.4(n)	—	276	—	—	—	—	—	276	—	—
Disposals, write-offs, sales and others (e)	—	2,627	29,870	216	—	17,756	340	50,809	87,044	41,974
Balance as of December 31	—	(347,463)	(772,665)	(951)	—	(261,232)	(15,729)	(1,398,040)	(1,259,306)	(1,187,594)

Net book value	228,914	301,517	247,111	349	51,656	137,113	633	967,293	814,432	804,832
(b)
Financial entities in Peru are prohibited from pledging their fixed assets.
(c)
Management periodically reviews the residual values, useful life and the depreciation method to ensure they are consistent with the economic benefits and life expectation of property, furniture and equipment. In Management’s opinion, there is no evidence of impairment in property, furniture and equipment as of December 31, 2025, 2024 and 2023.
(d)
It corresponds to the acquisition of 100 percent of shares and rights about a property located in the city of Lima. The purchase was made in November 2025 from an unrelated third party for approximately US$34,683,000, equivalent to S/116,909,000.
(e)
During 2025, transactions include the sale of diverse properties to third parties, for S/1,162,000 and US$680,000 (equivalent to approximately S/2,298,000), with a total net disposal cost of S/1,382,000. The profit generated from these sales amounted to S/2,078,000, and was recorded as “Profit from sale of Property, furniture and equipment” in the caption “Other income” in the consolidated statement of income; see Note 21.

During 2024, transactions include the sale of diverse properties to third parties, for US$12,090,000 (equivalent to approximately S/45,462,000), with a net disposal cost of S/32,583,000. The profit generated from these sales amounted to S/12,879,000, and was recorded as “Profit from sale of Property, furniture and equipment” in the caption “Other income” in the consolidated statement of income; see Note 21.

During 2023, transactions include the sale of a property to a third party, for US$8,552,000 (equivalent to approximately S/32,667,000), with a net disposal cost of S/17,367,000. The profit generated from the sale amounted to S/15,300,000, and was recorded as “Profit from sale of Property, furniture and equipment” in the caption “Other income and” in the consolidated statement of income; see Note 21.

(f) The following table shows the book values of lease liabilities (included in the caption “Other accounts payable, provisions and other liabilities”); see Note 10(a) and the movement of the year:

	2025	2024
	S/(000)	S/(000)
As of January 1	143,803	90,513
Additions	50,438	105,860
Interest expenses, Note 19(a)	9,545	7,627
Disposals	(4,831)	(4,908)
Exchange differences	(605)	102
Payments	(54,105)	(55,391)
As of December 31	144,245	143,803

As of December 31, 2025 and 2024, the amortization schedule of these obligations is as follows:

	2025	2024
	S/(000)	S/(000)
2025	—	35,544
2026	38,259	33,011
2027	30,265	23,621
2028	24,406	19,472
2029 onwards	51,315	32,155
Total	144,245	143,803

The following table shows the amounts recognized in the consolidated statement of income:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Depreciation expenses of right-of-use assets	47,213	47,819	49,305
Interest expenses of lease liabilities, Note 19(a)	9,545	7,627	5,562
Short-term lease expenses and low-value assets, see Note 24(c)	5,229	5,317	9,643
Total amount recognized in the consolidated statement of income	61,987	60,763	64,510

During year 2025, the Group paid leases for approximately S/83,054,000 (S/82,644,000 during year 2024).

Summary of Carrying Amounts of Lease Liabilities	The following table shows the book values of lease liabilities (included in the caption “Other accounts payable, provisions and other liabilities”); see Note 10(a) and the movement of the year:

	2025	2024
	S/(000)	S/(000)
As of January 1	143,803	90,513
Additions	50,438	105,860
Interest expenses, Note 19(a)	9,545	7,627
Disposals	(4,831)	(4,908)
Exchange differences	(605)	102
Payments	(54,105)	(55,391)
As of December 31	144,245	143,803

Summary of Amortization Schedule of Lease Liabilities

As of December 31, 2025 and 2024, the amortization schedule of these obligations is as follows:

	2025	2024
	S/(000)	S/(000)
2025	—	35,544
2026	38,259	33,011
2027	30,265	23,621
2028	24,406	19,472
2029 onwards	51,315	32,155
Total	144,245	143,803

Summary of Lease Related Transactions Recognized in Income Statement

The following table shows the amounts recognized in the consolidated statement of income:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Depreciation expenses of right-of-use assets	47,213	47,819	49,305
Interest expenses of lease liabilities, Note 19(a)	9,545	7,627	5,562
Short-term lease expenses and low-value assets, see Note 24(c)	5,229	5,317	9,643
Total amount recognized in the consolidated statement of income	61,987	60,763	64,510